Income Taxes - Additional Information (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Line Items]
Income tax provision (benefit)			$ (50,000,000)	$ (271,000,000)	$ 417,000,000
Negative impacts of non-deductible goodwill			585,000,000
Discrete tax benefit	$ 539,000,000	$ 539,000,000	539,000,000
Undistributed earnings in subsidiaries			5,000,000,000
Deferred income taxes			(285,000,000)	(474,000,000)	64,000,000
Deferred tax liability on total undistributed earnings			96,000,000
Deferred taxes			10,000,000
Deferred tax assets, valuation allowances			941,000,000	993,000,000
Gross tax loss carry forwards with indefinite lives			2,700,000,000
Unrecognized tax benefits, that would affect effective tax rate, if recognized			224,000,000
Income tax related interest and penalties recognized expense			1,000,000	6,000,000	13,000,000
Income tax related interest and penalties accrued			27,000,000	$ 25,000,000	$ 21,000,000
2021
Income Tax Disclosure [Line Items]
Gross tax loss carry forwards, subject to expiration			122,000,000
2022
Income Tax Disclosure [Line Items]
Gross tax loss carry forwards, subject to expiration			84,000,000
2023
Income Tax Disclosure [Line Items]
Gross tax loss carry forwards, subject to expiration			62,000,000
2024
Income Tax Disclosure [Line Items]
Gross tax loss carry forwards, subject to expiration			99,000,000
2025 and beyond
Income Tax Disclosure [Line Items]
Gross tax loss carry forwards, subject to expiration			440,000,000
Tax credit carryforward expiring year 2024
Income Tax Disclosure [Line Items]
Tax credit carry forwards, subject to expiration			1,000,000
Tax credit carryforward expiring year 2025 and beyond
Income Tax Disclosure [Line Items]
Tax credit carry forwards, subject to expiration			52,000,000
Subsidiaries Outside U.K.
Income Tax Disclosure [Line Items]
Deferred income taxes			$ 0
U.K
Income Tax Disclosure [Line Items]
Statutory federal income tax rate			19.00%	19.00%	19.00%